Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of liabilities at fair value on a recurring basis
The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020, as well as indicate the fair value hierarchy level of the valuation techniques and inputs that the Company utilized to determine such fair value:

December 31, 2021	Quoted Prices in Active Markets	Significant Other Observable Input	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities
Public Warrants	8,697	—	—
Private Placement Warrants	—	—	3,496
Sponsor Shares	—	—	4,732
	$8,697	$—	$8,228

December 31, 2020	Quoted Prices in Active Markets	Significant Other Observable Input	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities
Series B Preferred Stock Warrants	$—	$—	$508
Series C Preferred Stock Warrants	—	—	50
	$—	$—	$558

Schedule of change sin the fair value of Level 3 liabilities
The following is a summary of changes in the fair value of the Level 3 liabilities during the year ended December 31, 2021:

	Bridge Notes	Consent Fee Liability	Sponsor Shares	Private Placement Warrants	Class A Common Stock Warrants	Preferred Stock Warrant Series B and C
	(in thousands)
Balance, January 1, 2021	$—	$—	$—	$—	$—	$558
Issuance of financial instruments carried at fair value	—	—	—	—	18,800
Liability recorded at fair value	77,033	2,715	17,659	14,902	—	—
Loss (gain) from changes in fair value	64	(251)	(12,927)	(11,406)	19,529	1,568
Settlement(1)	(77,097)	(2,464)	—	—	(38,329)	(2,126)
Balance, December 31, 2021	$—	$—	$4,732	$3,496	$—	$—
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(1)Bridge Notes were converted to class A common stock, Consent fees were settled for cash and all warrants were exercised.